CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 5,046,460	$ 5,468,921	$ 6,030,998
Employee benefit expenses and severance payments	(1,248,633)	(1,366,399)	(1,510,799)
Interconnection and transmission costs	(144,560)	(161,465)	(185,725)
Fees for services, maintenance, materials and supplies	(671,370)	(687,145)	(731,612)
Taxes and fees with the Regulatory Authority	(397,148)	(420,146)	(463,095)
Commissions and advertising	(283,237)	(320,316)	(365,292)
Cost of equipment	(240,333)	(295,020)	(285,677)
Programming and content costs	(291,518)	(308,550)	(378,320)
Bad debt expenses	(103,936)	(118,595)	(151,704)
Other operating expenses	(244,971)	(252,424)	(301,450)
Depreciation, amortization and impairment of Fixed Assets	(1,599,394)	(1,871,032)	(4,096,755)
Operating loss	(178,640)	(332,171)	(2,439,431)
Earnings (losess) from associates and joint ventures	(13,994)	(5,014)	6,773
Financial results from borrowings	1,775,302	(1,684,704)	246,010
Other financial results, net	176,574	460,325	266,606
Income (loss) before income tax	1,759,242	(1,561,564)	(1,920,042)
Income tax benefit (expense)	(499,029)	898,403	219,213
Net income (loss) for the year	1,260,213	(663,161)	(1,700,829)
Attributable to:
Controlling Company	1,234,786	(684,523)	(1,718,966)
Non-controlling interest	$ 25,427	$ 21,362	$ 18,137
Earnings per share for income (loss) attributable to the Controlling Company
Basic earnings income (loss) per share	$ 573.34	$ (317.84)	$ (798.15)
Diluted earnings income (loss) per share	$ 573.34	$ (317.84)	$ (798.15)